Investments in Unconsolidated Affiliates (Tables)	12 Months Ended
Dec. 31, 2016
Equity Method Investments and Joint Ventures [Abstract]
Investments in Unconsolidated Affiliates
The following table summarizes our transactions with affiliates:

	Year Ended December 31,
	2016	2015	2014
	(Millions)
Phillips 66 (including its affiliates):
Sales of natural gas, NGLs and condensate to affiliates	$909	$695	$1,960
Purchases of natural gas and NGLs from affiliates	$18	$—	$11
Operating and maintenance and general administrative expenses	$2	$4	$3
Enbridge (including Spectra Energy Corp.):
Transportation, storage and processing to affiliates	$—	$—	$14
Purchases of natural gas and NGLs from affiliates	$33	$50	$88
Operating and maintenance and general administrative expenses	$4	$6	$10
Unconsolidated affiliates:
Sales of natural gas, NGLs and condensate to affiliates	$43	$70	$70
Transportation, storage and processing	$5	$3	$12
Purchases of natural gas and NGLs from affiliates	$432	$368	$366

 We had balances with affiliates as follows:

	December 31,
	2016	2015
	(Millions)
Phillips 66 (including its affiliates):
Accounts receivable	$115	$54
Accounts payable	$4	$3
Other assets	$2	$1
Enbridge (including Spectra Energy Corp.):
Accounts receivable	$1	$—
Accounts payable	$3	$4
Other assets	$1	$1
Other liabilities	$1	$—
Unconsolidated affiliates:
Accounts receivable	$18	$21
Accounts payable	$41	$33
Other assets	$5	$31
The following table summarizes our investments in unconsolidated affiliates:

		Carrying Value as of
	Percentage Ownership	December 31, 2016	December 31, 2015
		(Millions)
DCP Sand Hills Pipeline, LLC	66.67%	$1,507	$1,492
DCP Southern Hills Pipeline, LLC	66.67%	754	764
Discovery Producer Services LLC	40.00%	385	405
Front Range Pipeline LLC	33.33%	165	170
Texas Express Pipeline LLC	10.00%	93	96
Panola Pipeline Company, LLC	15.00%	25	19
Mont Belvieu Enterprise Fractionator	12.50%	23	25
Mont Belvieu 1 Fractionator	20.00%	10	11
Other	Various	7	10
Total investments in unconsolidated affiliates		$2,969	$2,992

Earnings from Investments in Unconsolidated Affiliates
Earnings from investments in unconsolidated affiliates were as follows:

	Year Ended December 31,
	2016	2015	2014
	(Millions)
DCP Sand Hills Pipeline, LLC	$110	$63	$26
Discovery Producer Services LLC	73	54	7
DCP Southern Hills Pipeline, LLC	44	18	15
Front Range Pipeline LLC	19	17	2
Mont Belvieu Enterprise Fractionator	16	15	17
Mont Belvieu 1 Fractionator	9	9	12
Texas Express Pipeline LLC	9	8	3
Other	2	—	—
Total earnings from unconsolidated affiliates	$282	$184	$82

Equity Method Investment Summarized Financial Information, Statement of Operations
The following tables summarize the combined financial information of our investments in unconsolidated affiliates:

	Year Ended December 31,
	2016	2015	2014
	(Millions)
Statements of operations (a):
Operating revenue	$1,311	$1,142	$859
Operating expenses	$539	$541	$503
Net income	$768	$600	$354

Equity Method Investment Summarized Financial Information, Balance Sheet

	December 31,
	2016	2015
	(Millions)
Balance sheets (a):
Current assets	$232	$240
Long-term assets	5,274	5,224
Current liabilities	(156)	(167)
Long-term liabilities	(205)	(230)
Net assets	$5,145	$5,067
(a) In accordance with the Panola Pipeline Company, LLC, or Panola, joint venture agreement, earnings began to accrue to the Partnership’s interest on February 1, 2016. Accordingly, activity related to Panola is included in the above tables as of and for the year ended December 31, 2016.